1
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
T
Principal Security Description Currency Rate Maturity Value in USD
Foreign Bonds - 70.9%
(a)
Non-U.S. Government - Australia - 5.5%
$ 3,900,000 Australia Government Bond AUD 2.250% 11/21/22 $ 2,886,824
Non-U.S. Government - Austria - 4.4%
2,000,000 Republic of Austria Government Bond
(b)
EUR 3.650 04/20/22 2,306,673
Non-U.S. Government - New Zealand - 8.6%
6,300,000 New Zealand Government Bond NZD 5.500 04/15/23 4,530,226
Non-U.S. Government - Sweden - 4.5%
21,000,000 Sweden Government Bond SEK 3.500 06/01/22 2,360,786
Non- U.S.Government Agency - Germany - 6.5%
30,000,000 Kreditanstalt fuer Wiederaufbau , EMTN NOK 1.125 05/12/22 3,409,703
Non- U.S.Government Agency - Sweden - 10.3%
49,000,000 Kommuninvest I Sverige AB, MTN SEK 0.250 06/01/22 5,430,395
Regional Agencies - Australia - 4.6%
3,200,000 Queensland Treasury Corp. AUD 6.000 07/21/22 2,403,001
Regional Authority - Australia - 4.8%
3,400,000 New South Wales Treasury Corp. AUD 6.000 03/01/22 2,495,997
Regional Authority - Canada - 17.4%
3,000,000 Province of Alberta Canada CAD 1.600 09/01/22 2,387,573
2,500,000 Province of British Columbia Canada CAD 2.700 12/18/22 2,013,321
3,000,000 Province of New Brunswick Canada CAD 1.550 05/04/22 2,380,813
3,000,000 Province of Saskatchewan Canada CAD 9.600 02/04/22 2,389,446
9,171,153
Supranational Bank - Luxembourg - 4.3%
2,000,000 European Financial Stability Facility, EMTN EUR 3.500 02/04/22 2,285,381
Total Foreign Bonds (Cost $38,257,300) 37,280,139
Foreign Treasury Securities - 15.4%
(a)
Non-U.S. Government - Canada - 4.2%
2,800,000 Canadian Treasury Bill
(c)
CAD 0.140 01/20/22 2,213,415
Non-U.S. Government - Norway - 11.2%
52,000,000 Norway Treasury Bill
(b)(c)
NOK 0.440 06/15/22 5,887,634
Total Foreign Treasury Securities (Cost $7,964,497) 8,101,049
U.S. Government & Agency Obligations - 9.5%
(a)
U.S. Treasury Securities - 9.5%
5,000,000 U.S. Treasury Bill
(d)
(Cost $4,999,871) USD 0.050 01/20/22 4,999,982
Shares Security Description Currency Value in USD
Exchange Traded Product - 2.1%
61,300 VanEck Merk Gold Trust ETF
(e)(f)
(Cost $654,071) USD 1,089,914
Shares Security Description Currency Rate Value in USD
Money Market Fund - 0.2%
117,157
Morgan Stanley Institutional Liquidity Funds Treasury
Securities Portfolio, Institutional Class
(g)
(Cost $117,157) USD 0.010 117,157
Investments, at value - 98.1% (Cost $51,992,896) $ 51,588,241
Foreign Currencies – 1.0% (Cost $533,990) 535,133
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0% 20,739
Other Assets & Liabilities, Net – 0.9% 462,625
NET ASSETS – 100.0%
$ 52,606,748
EMTN European Medium Term Note
ETF Exchange Traded Fund
MTN Medium Term Note
(a) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:
As of December 31, 2021, the Fund had the following forward currency contracts outstanding:
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation
(depreciation) at period end.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to
$8,194,307 or 15.6% of net assets.
(c) Rate presented is yield to maturity.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Affiliate.
(f) Non-income producing security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
Exchange Traded Product
VanEck Merk Gold
Trust ETF
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation
Balance
12/31/2021
Realized
Gain/(Loss) Investment Income
Shares/
Principal
61,300
– – –
61,300
Cost $ 654,071 $ – $ – $ – $ 654,071 $ – $ –
Value 1,019,419 – – 70,495 1,089,914
Counterparty Contracts to Purchase
Settlement
Date Settlement Value
Net Unrealized
Appreciation
(Depreciation)
RBC Capital Markets, LLC 2,200,000 British Pound Sterling 01/12/22 $ 2,933,594 $ 44,128
335,000,000 Japanese Yen 01/12/22 2,935,957 (23,389)
$ 20,739
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Foreign Bonds $ – $ 37,280,139 $ – $ 37,280,139
Foreign Treasury Securities – 8,101,049 – 8,101,049
U.S. Government & Agency Obligations – 4,999,982 – 4,999,982
Exchange Traded Product 1,089,914 – – 1,089,914
Money Market Fund – 117,157 – 117,157
Investments, at value $ 1,089,914 $ 50,498,327 $ – $ 51,588,241
Other Financial Instruments
*
Forward Currency Contracts
– 44,128 – 44,128
Total Assets
$ 1,089,914 $ 50,542,455 $ – $ 51,632,369
Liabilities
Other Financial Instruments
*
Forward Currency Contracts
$ – $ (23,389) $ – $ (23,389)
Total Liabilities
$ – $ (23,389) $ – $ (23,389)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE
FUND.